Intangible assets - Changes (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Goodwill
Balance as at beginning of year	$ 7,419	$ 7,393
Additions	21
Other adjustments	(7)	26
Balance as at end of year	7,433	7,419
Intangible assets other than goodwill
Balance as at beginning of year	670
Balance as at end of year	638	670
Computer software
Intangible assets other than goodwill
Balance as at beginning of year	2,797	2,264
Additions	792	1,141
Impairment	(19)	(8)
Amortisation	(889)	(621)
Other adjustments	(6)	21
Balance as at end of year	2,675	2,797
Parent Entity
Goodwill
Balance as at beginning of year	6,253	6,253
Balance as at end of year	6,253	6,253
Intangible assets other than goodwill
Balance as at beginning of year	636
Balance as at end of year	636	636
Parent Entity | Computer software
Intangible assets other than goodwill
Balance as at beginning of year	2,371	1,992
Additions	673	952
Impairment	(19)	(8)
Amortisation	(783)	(565)
Balance as at end of year	$ 2,242	$ 2,371